Registration Nos. 033-43089
                                                    811-6431

        SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC 20549

                  FORM N-1A

         REGISTRATION STATEMENT UNDER THE
             SECURITIES ACT OF 1933          ---


          Pre-Effective Amendment No.        ---

         Post-Effective Amendment No. 24      X
                                             ---
                     and/or

         REGISTRATION STATEMENT UNDER THE
         INVESTMENT COMPANY ACT OF 1940      ---


               Amendment No. 26               X
                                             ---

        (Check appropriate box or boxes)

              THE MANAGERS TRUST II
-------------------------------------------------------
 (Exact Name of Registrant as Specified in Charter)

   40 Richards Avenue, Norwalk, Connecticut 06854
-------------------------------------------------------
      (Address of Principal Executive Offices)
                1-(800) 252-0682
-------------------------------------------------------
 (Registrant's Telephone Number, including area code)
                 Donald S. Rumery
                The Managers Funds
                40 Richards Avenue
                 Norwalk, CT 06854

          Copy to: Philip H. Newman, Esq.
                Goodwin Procter LLP
                  Exchange Place
               Boston, MA 02109-2881
-------------------------------------------------------
       (Name and Address of Agent for Service)

 As soon as practicable after the effective date of this
                Registration Statement
-------------------------------------------------------
    (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective
(check appropriate box):

--- Immediately upon filing                 On (August 1,2002)
    pursuant to paragraph (b)          ---  pursuant to
                                            paragraph (b)


--- 60 days after filing pursuant      ---  On (date) pursuant
    to paragraph (a)(1)                     to paragraph (a)(1)

 X
--- 75 days after filing pursuant      ---  On (date) pursuant
    to (a)(2) of Rule 485                   to paragraph (a)(2)
                                            of Rule 485

If appropriate, check the following box:

  --- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           THE MANAGERS FUNDS

        TOTAL RETURN BOND FUND

              PROSPECTUS
       Dated [December ___, 2002]


WE PICK THE TALENT.  YOU REAP THE RESULTS.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                     TABLE OF CONTENTS
                     -----------------

                                                   Page
                                                   -----
1.  RISK/RETURN SUMMARY
Key Information                                     1
Performance Summary                                 2
Fees and Expenses                                   3

2.  SUMMARY OF THE FUND
The Managers Funds                                  4
Total Return Bond Fund                              5


3.  MANAGERSCHOICE
ManagersChoice Program                              7

4.  ADDITIONAL PRACTICES/RISKS
Other Securities and Investment Practices           7
A Few Words About Risk                              9

5.  ABOUT YOUR INVESTMENT
Your Account                                       10
How to Purchase Shares                             12
How to Sell Shares                                 13
Distribution Plan                                  14
Investor Services                                  14
Other Operating Policies                           15
Account Statements                                 15
Dividends and Distributions                        15
Tax Information                                    15
Description of Index                               17

FOUNDED IN 1983, THE MANAGERS FUNDS OFFERS INDIVIDUAL AND
INSTITUTIONAL INVESTORS THE EXPERIENCE AND DISCIPLINE OF
SOME OF THE WORLD'S MOST HIGHLY REGARDED INVESTMENT
PROFESSIONALS.

RISK/RETURN SUMMARY
-------------------
                       KEY INFORMATION

This Prospectus contains important information for anyone interested in investing in MANAGERS TOTAL RETURN BOND FUND
(the "Total Return Fund" or the "Fund"), a series of MANAGERS TRUST II no-load mutual fund family. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of this Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL
RISK FACTORS OF THE FUND
--------------------------------------------------------
The following is a summary of the goals, principal strategies and principal risk factors of the Fund.

GOAL                           PRINCIPAL STRATEGIES    PRINCIPAL RISK
                                                       FACTORS
----------------------         ----------------------  ------------------
High total return from         Invests principally in  Credit Risk
a diversified portfolio        investment grade debt   Economic Risk
of fixed income securities;    securities of any       Inflation Risk
income is a secondary          maturity                Intelligence Risk
objective                                              Interest Rate Risk
                               Invests at least 80%    Liquidity Risk
                               of its assets in debt
                               securities

                               Seeks to achieve high
                               total return from fixed-
                               income securities through
                               analysis of relative security
                               valuations, industry and issuer
                               fundamentals, price and interest
                               rate correlations and
                               overall economic factors

PRINCIPAL RISK FACTORS
----------------------
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.

The following is a discussion of the principal risk factors of the Fund.

CREDIT RISK: The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by several nationally recognized statistical rating agencies such as Moody's Investors Services, Inc.
and Standard & Poor's Corporation. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities.
This extension of default risk is typically known as credit risk. Bonds rated below investment grade (BB/Bb or lower) are viewed as speculative because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Bonds rated BBB/Baa, although investment grade, may have speculative characteristics as well.

ECONOMIC RISK:	The prevailing economic environment is
important to the health of all businesses. However, some companies are more sensitive to changes in the domestic or global economy than others. These types of companies are often referred to as cyclical businesses.
Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

INFLATION RISK:	Inflation risk is the risk that the price
of an asset, or the income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

INTELLIGENCE RISK:	Intelligence risk is a term created by
The Managers Funds LLC to describe the risks taken by mutual fund investors in hiring professional asset managers to manage assets. The asset managers evaluate investments relative to all of these risks and allocate accordingly.
To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies, which proliferate through their management organizations and are reflected in their portfolios. Intelligence risk can be defined as the risk that asset managers may make poor decisions or use investment philosophies that turn out to be wrong.

INTEREST RATE RISK: Changes in interest rates can impact bond prices in several ways. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. Interest rate risk is thus measured by analyzing the length of time or duration over which the return on the investment is expected. The longer the maturity or duration, the higher the interest rate risk.

LIQUIDITY RISK:	This is the risk that the Fund cannot sell a
security at a reasonable price within a reasonable time frame when necessary due to a lack of buyers for the security. This risk applies to all assets. For example, an asset such as a house has reasonably high liquidity risk because it is unique and has a limited number of potential buyers. Thus, it often takes a significant effort to market, and it takes at least a few days and often months to sell. On the other hand, a U.S. Treasury note is one of thousands of identical notes with virtually unlimited potential buyers and can thus be sold very quickly and easily. The liquidity of financial securities in orderly markets can be measured by observing the amount of daily or weekly trading in the security, the prices at which the security trades and the difference between the price buyers offer to pay and the price sellers want to get. However, estimating the liquidity of securities during market upheavals is very difficult.

DURATION: is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate such bond or portfolio's interest rate sensitivity.


PERFORMANCE
-----------
Because the Fund is new, this Prospectus does not include
Fund performance information.

FEES AND EXPENSES OF THE FUND
-----------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of any of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price)            None
Maximum Deferred Sales Charge (Load)                 None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions                  None
Redemption Fee                                       None
Exchange Fee                                         None
Maximum Account Fee                                  None

ANNUAL FUND OPERATING EXPENSES
------------------------------
(expenses that are deducted from Fund assets)

                                           TOTAL RETURN
                                           BOND FUND
                                           ------------
Management Fee                                0.50%
Distribution (12b-1) Fees                     0.25%
Other Expenses (1)                            1.38%
                                              -----
Total Annual Fund Operating Expenses          2.13%
Fee Waiver and Reimbursement (2)             -1.14%
                                              -----
Net Annual Fund Operating Expenses            0.99%
                                              =====

(1) Because the Fund is new, the "Other Expenses" of the Fund are based on annualized estimated expenses and average net assets for the fiscal year ending March 31, 2003.

(2) The Managers Funds LLC has contractually agreed, through August 1, 2004, to limit Total Annual Fund
Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.99% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. See
"Managers Trust II."

EXAMPLE
-------
This example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
The example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 YEAR        3 YEARS
---------     --------
  $101          $502


The example reflects the impact of the Fund's contractual expense limitation for the initial nineteen (19) months of the periods covered by the Example.

The example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

SUMMARY OF THE FUND
-------------------
                     MANAGERS TRUST II

Managers Trust II is part of The Manager Funds family, a no-load mutual fund family comprised of different Funds, each having distinct investment management objectives, strategies, risks and policies.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, serves as the investment manager to the Fund and is responsible for the Fund's overall administration. It selects and recommends, subject to the approval of the Board of Trustees, one or more asset managers to manage the Fund's investment portfolio. It also allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and, when appropriate, researches any potential new asset managers for the Fund family. [The Fund has received regulatory relief from certain provisions of the federal securities laws to permit it to change asset managers without prior shareholder approval, but subject to notification within 60 days of any such changes.]

Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the Fund's distributor. MDI receives no compensation from the Fund for its services as distributor.


WHAT AM I INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a variety of companies, industries and markets.
Each Fund is not a complete investment program, and there is no guarantee that a Fund will reach its stated goals.

TOTAL RETURN BOND FUND

FUND FACTS
--------------------
OBJECTIVE:              High total return; income is a secondary

INVESTMENT FOCUS:       Fixed-income securities

BENCHMARK:		Lehman Brothers Intermediate U.S.
                        Aggregate Index

TICKER:			[To be determined]


OBJECTIVE
---------
The Fund's objective is to achieve a high level of total return from a diversified portfolio of fixed-income securities. Income is a secondary objective. The Fund's objective may be changed without shareholder approval.
Shareholders will be given notice prior to any change becoming effective.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade quality corporate bonds and mortgage-related and other asset-backed securities and in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Investment grade quality securities are those rated at least in the BBB/Baa major rating category by Standard & Poor's Corporation or Moody's Investors Services, Inc. (or a similar rating from any nationally recognized statistical rating organization) or if unrated are considered by the asset manager to be of comparable quality.
Debt securities held by the Fund may have any remaining maturity. Occasionally, the Fund may purchase only the interest or principal component of a mortgage-related security. Up to 10% of the total assets of the Fund may be invested in non-U.S. dollar-denominated instruments. Under normal circumstances, the Fund invests at least 80% of its assets in debt securities; this policy may not be changed without providing shareholders 60 days notice.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular security or sector. The Fund will seek securities that the asset manager believes will have favorable prospects for total return. The asset manager will consider, among other things, the potential for improving industry or company specific fundamentals. This includes an analysis of a company's creditworthiness, earnings potential, improving credit quality ratings, cash flow and revenue growth.

The asset manager will search for specific fixed-income securities that it believes are undervalued and whose price changes may not have a direct correlation with changes in interest rates. These securities may have favorable differences in yield relative to other comparable fixed-income securities. The asset manager will also consider how overall economic factors may impact the valuation of a fixed-income security considered for purchase by the Fund. Lastly, the asset manager will consider whether specific securities in certain industries may be undervalued and overlooked by the marketplace. The asset manager will consider whether to sell a particular security when any of the above factors materially change. All of these factors will be considered by the asset manager in its attempt to achieve high total return.

Although the investment strategies of the Fund's asset manager do not ordinarily involve trading securities for short-term profits, the asset manager may sell any security when the asset manager believes best, which may result in short-term trading. Short-term trading may increase the Fund's transaction costs and increase your tax liability.

SHOULD I INVEST IN THIS FUND?

This Fund MAY be suitable if you:

  * Are seeking an opportunity for additional fixed-income returns in your investment portfolio

  *  Are willing to accept a moderate risk
     investment

  * Have an investment time horizon of four years or more

This Fund MAY NOT be suitable if you:

  *  Are seeking stability of principal

  *  Are seeking a conservative risk investment

            PORTFOLIO MANAGEMENT OF THE FUND

[Investment adviser information and portfolio manager biography data to be inserted at a later date.]

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.50% of the average daily net assets of the Fund. The
Managers Funds LLC, in turn, pays a portion of this fee to [Sub-Adviser to be determined].

The Managers Funds LLC (the "Investment Manager") has contractually agreed, through at least August 1, 2004, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of taxes, interest, brokerage costs and extraordinary expenses) of the Fund exceed 0.99% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed
0.99% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, an asset manager from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the Management Fee.

MANAGERSCHOICE
--------------
MANAGERSCHOICE PROGRAM

ManagersChoice is a unique, comprehensive asset allocation program offered exclusively through investment advisers and consisting of several model portfolios using investments in various Funds in The Managers Funds family of mutual funds.
Your investment adviser will work with you to select a portfolio to help achieve your goals in the context of your tolerance for risk.

For more information on this program, contact your adviser or visit our website at www.managersfunds.com. Please be aware that an adviser may charge additional fees and expenses for participation in this program.

ADDITIONAL PRACTICES/RISKS
--------------------------

        OTHER SECURITIES AND INVESTMENT PRACTICES

The following is a description of some of the other securities and investment practices of the Fund.

RESTRICTED AND ILLIQUID SECURITIES- The Fund may purchase restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value.
This means that its valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

REPURCHASE AGREEMENTS- The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

FOREIGN SECURITIES- The Fund may also purchase foreign securities. To the extent of any such investment, the Fund will be subject to the risks of foreign investing.
Foreign securities generally are more volatile than their U.S. counterparts, in part because of higher political and economic risks, lack of reliable in formation and fluctuations in currency exchange rates. These risks are usually higher in less developed countries.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.
Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

INTERNATIONAL EXPOSURE- Many U.S. companies in which the Fund may invest generate significant revenues and earnings from abroad. As a result, these companies and prices of their securities may be affected by weakness in global and regional economics and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, may adversely affect the price of the Fund's shares.

INITIAL PUBLIC OFFERINGS- The Fund may invest in initial public offerings. To the extent that it does so, the performance of the Fund may be significantly affected by such investments.

DEFENSIVE INVESTING- During unusual market conditions, the Fund may place up to 100% of its total assets in cash or high quality short-term debt securities. To the extent that the Fund does this, it is not pursuing its objective.

DERIVATIVES- The Fund may invest in derivatives.
Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. The Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to attempt to increase return.

While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The Fund is not obligated to hedge and may not do so.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

HIGH-YIELD BONDS- The Fund may invest a limited portion of its total assets in high-yield bonds, frequently referred to as "junk bonds." High-yield bonds are debt securities rated below BBB by Standard & Poor's Corporation or Baa3 by
Moody's Investors Services, Inc. (or a similar rating by any nationally recognized statistical rating organization).
To the extent that the Fund invests in high-yield bonds, it takes on certain risks:

  * the risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds; and

  * issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

WHEN-ISSUED SECURITIES- The Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

ZERO-COUPON BONDS- The Fund may invest in bonds in which no periodic coupon is paid over the life of the contract.
Instead, both the principal and the interest are paid at the maturity date. If it is a deep discounted bond, the gain is subject to income tax.

STEP-UP COUPON BONDS- The Fund may invest in bonds that pay a lower coupon rate for an initial period, and then increase to a higher coupon rate.

               A FEW WORDS ABOUT RISK

In the normal course of everyday life, each of us takes risk. What is risk? Risk can be thought of as the likelihood of an event turning out differently than planned and the consequences of that outcome.

If you drive to work each day, you do so with the plan of arriving safely with time to accomplish your tasks. There is a possibility, however, that some unforeseen factor such as bad weather or a careless driver will disrupt your plan.
The likelihood of your being delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location or the time of day.

The consequences of something going wrong can range from a short delay to serious injury or death. If you wanted, you could try to quantitatively estimate the risk of driving to work, which along with your expectations about the benefits of getting to work, will help you determine whether or not you will be willing to drive each day. A person who works in a city may find the risk of driving very high and the relative rewards minimal in that he or she could more easily walk or ride a train. Conversely, a person who works in the country may find the risk of driving minimal and the reward great in that it is the only way he or she could get to work. Fortunately, most people do not need to quantitatively analyze most of their everyday actions.

The point is that everyone takes risks, and subconsciously or otherwise, everyone compares the benefit that they expect from taking risk with the cost of not taking risk to determine their actions. In addition, here are a few principles from this example which are applicable to investing as well.

  *  Despite statistics, the risks of any
     action are different for every person and may change as a person's circumstances change;

  *  Everybody's perception of reward is
     different; and
  *  High risk does not in itself imply high
     reward.

While higher risk does not imply higher reward, proficient investors demand a higher return when they take higher risks. This is often referred to as the risk premium.

The risk premium for any investment is the extra return, over the available risk-free return, that an investor expects for the risk he or she takes. The risk-free return is a return that one could expect with absolute certainty.

U.S. investors often consider the yield for short-term U.S.
Treasury securities to be as close as they can get to a risk-free return since the principal and interest are guaranteed by the U.S. Government. Investors get paid only for taking risks, and successful investors are those who have been able to correctly estimate and diversify the risks to which they expose their portfolios along with the risk premium they expect to earn.

In order to better understand and quantify the risks investors take versus the rewards they expect, investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

PRINCIPAL RISK FACTORS in the Risk/Return Summary detail the principal risks of investing in the Fund. The following are descriptions of some of the additional risks that the asset manager of the Fund may take to earn investment returns. This is not a comprehensive list and the risks discussed below are only certain of the risks to which your investments are exposed.

MARKET RISK
-----------
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.
They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

PREPAYMENT RISK
---------------
Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime.
Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bond holders. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

REINVESTMENT RISK
-----------------
As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

Here is a good example of how consequences differ for various investors. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

SPECIFIC RISK
-------------
This is the risk that any particular security will drop in price due to adverse effects on a specific business.
Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual business risks that these companies face.

An extension of specific risk is Sector Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector risk, one would group the holdings of a portfolio into sectors and observe the amounts invested in each. Again, diversification among industry groups will reduce sector risk but may also dilute potential returns.

ABOUT YOUR INVESTMENT
---------------------
                        YOUR ACCOUNT

As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Fund family or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the NET ASSET VALUE PER SHARE (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading.
The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

Securities traded in foreign markets may trade when the NYSE is closed. Those securities are generally valued at the closing of the exchange where they are primarily traded. THEREFORE, THE FUND'S NAV MAY BE IMPACTED ON DAYS
WHEN INVESTORS MAY NOT BE ABLE TO PURCHASE OR REDEEM FUND
SHARES.

The Fund's investments are valued based on market values.
If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND
-------------------------------
Cash investments in the Fund must be in U.S. dollars.
Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian Bank will be accepted.

The following table provides the minimum initial and additional investments in the Fund directly or through
ManagersChoice:

                     MANAGERS TRUST II             MANAGERSCHOICE
                     ------------------------    ------------------------
                     INITIAL       ADDITIONAL    INITIAL       ADDITIONAL
                     INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                     ----------    ----------    ----------    ----------

Regular Accounts       $2,000         $100         $50,000        $500
Traditional IRA         1,000          100          50,000         500
ROTH IRA                1,000          100          50,000         500
Education Savings
Account                 1,000          100             N/A         N/A
SEP IRA                 1,000          100          50,000         500
SIMPLE IRA              1,000          100          50,000         500


The Fund or the Distributor may, in their discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other fund distribution organization rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs.

A Traditional IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

An Education Savings Account is an account with non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses. (Also known as a Coverdell Education
Savings Account)

A SEP IRA is an IRA that allows employers or the self-employed to make contributions to an employee's account.

A SIMPLE IRA is an employer plan and a series of IRAs that allows contributions by or for employees.

You should consult your tax professional for more information on IRA accounts.

HOW TO PURCHASE SHARES
----------------------

           Managers Trust II                                   ManagersChoice
By Mail    ---------------------------------------------       -------------------------------------------
           To open your account, complete and sign the         To open your account, complete and sign the
           account application and make your check             account application and make your check
           payable to The Managers Funds. Mail the check       payable to The Managers Funds. Mail the
           and account application to:                         check and account application to:

           The Managers Funds                                  The Managers Funds
           c/o BFDS, Inc.                                      c/o PFPC Brokerage Services, Inc.
           P.O. Box 8517                                       P.O. Box 61487
           Boston, MA 02266-8517                               King of Prussia, PA 19406-0897

           To purchase additional shares, write a letter of    To purchase additional shares, write a letter of
           instruction (or complete your investment stub).     instruction (or complete your investment stub).
           Send a check and investment stub or written         Send a check and investment stub or written
           instructions to the above address. Please include   instructions to the above address. Please
           your account number and Fund name on your           include your account number and Portfolio name
           check.                                              on your check.

By
Telephone  After establishing this option on your account,     After establishing this option on your account,
           call the Fund (800) 252-0682. The minimum           call a client service representative at (800) 358-
           additional investment is $100.                      7668. The minimum additional investment is $500.
By Wire

           Call the Fund at (800) 252-0682. Instruct your      Call the Fund at (800) 358-7668. Instruct your
           bank to wire the money to State Street Bank and     bank to wire the money to Boston Safe Deposit
           Trust Company, Boston, MA 02101; ABA                and Trust; ABA #011-001234; BFN-The Managers
           #011000028; BFN-The Managers Funds A/C              Funds A/C 04-5810, FBO Shareholder name,
           9905-001-5, FBO shareholder name, account           account number and Portfolio name. Please be
           number and Fund name. Please be aware that          aware that your bank may charge you a fee for
           your bank may charge you a fee for this service.    this service.

By         If your account has already been established, see   Not available
Internet   our website at http://www.managersfunds.com. The
           minimum additional investment is $100.

NOTE: IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK, THE FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR UP TO 15 CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

HOW TO SELL SHARES
------------------
You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Funds' Transfer Agent receives your order. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

           Managers Trust II                                    ManagersChoice
By Mail    -----------------------------------------------      --------------------------------------------------
           Write a letter of instruction containing:            Write a letter of instruction containing:
             - the name of the Fund(s)                            - the name of the Portfolio(s)
             - dollar amount or number of shares to be            - dollar amount or number of shares to be redeemed
               redeemed                                           - your name
             - your name                                          - your account number(s)
             - your account number(s)                             - signature(s) of all account owners
             - signatures of all account owners
           and mail the written instructions to The Managers    and mail the written instructions to The Managers
           Funds, c/o Boston Financial Data Services, Inc.,     Funds, c/o PFPC Brokerage Services, Inc., P.O.
           P.O. Box 8517, Boston, MA 02266-8517.                Box 61487, King of Prussia, PA 19406-0897.

By
Telephone  After establishing this option on your account,      After establishing this option on your account, call
           call the Fund at (800) 252-0682.                     a client service representative at (800) 358-7668.

           Telephone redemptions are available only for         Telephone redemptions are available only for
           redemptions which are below $25,000.                 redemptions which are below $25,000 per Fund or
                                                                $100,000 per Portfolio.
By
Internet   See our website at http://www.managersfunds.com.     Not available.


NOTE: IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK, THE FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR UP TO 15 CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

FOR MANAGERS TRUST II: Redemptions of $25,000 and over require a
SIGNATURE GUARANTEE. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public CANNOT provide a signature guarantee. Each account holder's signature must be guaranteed.

FOR MANAGERSCHOICE: All redemptions greater than $100,000 per Portfolio or $25,000 per Fund must be in writing and require a medallion guarantee.
A MEDALLION GUARANTEE is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate (STA). A Guarantor Institution is a financial institution, which guarantees a signature. The financial insitution may be a bank, broker/dealer, credit union, national securities exchange, savings association or other type of financial institution.

                  DISTRIBUTION PLAN

	The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund. Under the plan, the Board of Trustees has authorized payments at an annual rate of up to 0.25% of the Fund's average daily net assets to the Distributor for providing distribution services.
Because fees for the marketing of the Fund's shares are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in the Fund and may cost more than other types of sales charges. The Investment Manager reserves the right to waive and/or reimburse the Fund for fees under the distribution plan.

                   INVESTOR SERVICES

AUTOMATIC REINVESTMENT PLAN Allows your dividends and capital gains distributions to be reinvested in additional shares of the Fund or another Fund in the Fund family. You can elect to receive cash.

AUTOMATIC INVESTMENTS Allows you to make automatic deductions of $100 or more from a designated bank account into a Managers Funds account.

AUTOMATIC WITHDRAWALS Allows you to make automatic monthly withdrawals of $100 or more from the Fund. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

INDIVIDUAL RETIREMENT ACCOUNTS Available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

EXCHANGE PRIVILEGE Allows you to exchange your shares of the Fund for shares of another of our Funds in any of our Fund families. There is no fee associated with the Exchange Privilege. Be sure to read the Prospectus for any fund that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. Note:
Individual Fund exchanges are not permitted in the ManagersChoice Program. Please consult your investment advisor for more details.

SYSTEMATIC PURCHASE PLAN Allows you to make automatic monthly deposits of $500 or more per ManagersChoice account directly from a designated bank account.

MANAGERSCHOICE STATEMENT FEE An annual fee of $35 will be deducted from any ManagersChoice account that is less than $250,000. Such fee may be waived or modified at the sole discretion of The Managers Funds LLC.

SYSTEMATIC WITHDRAWAL PLAN Allows you to make automatic monthly deductions of $500 or more per account from a designated bank account into a ManagersChoice account.

              OTHER OPERATING POLICIES

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund reserve the right to:

  * redeem an account if the value of the account falls below $500 due to redemptions;

  * suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission

  *  change the minimum investment amounts;

  * delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or unusual market conditions);

  * make a redemption-in-kind (a payment in portfolio securities instead of in cash);

  *  refuse a purchase order for any reason;

  * refuse any exchange request if determined that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading
     (to be determined in our discretion); and

  * terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.


                 ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive a confirmation after each trade executed in your account.


             DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, for the Fund, are normally declared and paid monthly. Capital gain distributions, if any, are normally declared and paid annually in December.

                   TAX INFORMATION

Please be aware that the following tax information is general and refers only to the provisions of the Internal
Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Fund.

All income dividends and short-term capital gain distributions are generally taxable to you as ordinary income. Capital gain dividends will be treated as long-term capital gains regardless of how long you have held shares of a Fund. The provisions apply whether you receive the distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who:

  * fail to provide a social security number or taxpayer identification number;

  * fail to certify that their social security number or taxpayer identification number is correct; or

  * fail to certify that they are exempt from withholding.

APPENDIX A


                 DESCRIPTION OF INDEX
                 --------------------

Lehman Brothers Intermediate U.S. Aggregate Index
("Intermediate Aggregate Index").  The Lehman Brothers
Intermediate U.S. Aggregate Index is a component of the Lehman Brothers Aggregate Index ("Aggregate Index"). The
Aggregate Index represents securities that are U.S.
domestic, taxable, and U.S. dollar-denominated.  The
Aggregate Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

                For More Information

Additional information about the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

By Telephone:       1-800-835-3879

By Mail:            The Managers Funds
                    40 Richards Avenue
                    Norwalk, CT  06854

On the Internet:    Electronic copies are
                    available on our website at
                    http://www.managersfunds.com

A current Statement of Additional Information for the Fund is on file with the Securities and Exchange Commission and is incorporated by reference (legally part of this Prospectus). Text-only copies are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained upon payment of a duplication fee, by email request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102. Information about the Fund may also be reviewed and copied at the SEC's Public Reference Room.
Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.


Investment Company Act Registration Number 811-6431

               THE MANAGERS FUNDS

                MANAGERS TRUST II

              TOTAL RETURN BOND FUND
              ----------------------

        STATEMENT OF ADDITIONAL INFORMATION

            DATED [DECEMBER ___, 2002]
------------------------------------------------------------

You can obtain a free copy of the Prospectus of the Fund by calling The Managers Funds LLC at (800) 835-3879. The
Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

                  TABLE OF CONTENTS
                  -----------------

                                              Page
                                              -----
GENERAL INFORMATION                             3

INVESTMENT OBJECTIVES AND POLICIES              3
Investment Techniques and Associated Risks      3
  Diversification Requirements for the Fund     8
  Fundamental Investment Restrictions           9
  Temporary Defensive Position                 10
  Portfolio Turnover	                       10
TRUSTEES AND OFFICERS 	                       11
Trustees' Compensation	                       14
CONTROL PERSONS AND PRINCIPAL HOLDERS
  OF SECURITIES	                               15
Control Persons	                               15
  Management Ownership	                       15
MANAGEMENT OF THE FUND	                       16
  Investment Manager and Sub-Adviser           16
Compensation of Investment Manager and
    Sub-Advisers	                       17
  Fee Waivers and Expense Limitations	       17
  Capital Structure	                       17
  Fund Management and Sub-Advisory Agreements  18
  Code of Ethics	                       18
  Administrative Services; Distribution
    Arrangements	                       18
  Custodian	                               19
  Transfer Agent	                       19
  Independent Public Accountants	       20
BROKERAGE ALLOCATION AND OTHER PRACTICES       20
PURCHASE, REDEMPTION AND PRICING OF SHARES     20
  Purchasing Shares                            20
  Redeeming Shares	                       21
  Exchange of Shares	                       22
  Net Asset Value	                       22
  Dividends and Distributions	               22
CERTAIN TAX MATTERS	                       23
  Federal Income Taxation of Fund-in General   23
  Taxation of the Fund's Investments	       23
  Federal Income Taxation of Shareholders      24
  Foreign Shareholders	                       24
  Foreign Taxes	                               24
  State and Local Taxes	                       26
  Other Taxation	                       26
PERFORMANCE DATA	                       26
  Yield	                                       26
  Total Return	                               26
  Performance Comparisons	               28
  Massachusetts Business Trust	               31
  Description of Shares	                       31
  Additional Information	               32

                     GENERAL INFORMATION


This Statement of Additional Information relates to
MANAGERS TOTAL RETURN BOND FUND (the "Total Return Bond Fund" and the "Fund"). The Fund is a series of shares of beneficial interest of Managers Trust II, a no-load mutual fund family formed as a Massachusetts business trust (the "Trust"). The Trust was organized on October 3, 1991.

This Statement of Additional Information describes the management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated
Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. It selects and recommends, subject to the approval of the Board of Trustees (the "Trustees"), an independent asset manager (a "Sub-Adviser") to manage the Fund's investment portfolio. The Managers Funds LLC (the "Investment Manager") also monitors the performance, security holdings and investment strategies of the independent, external Sub-Adviser and researches any potential new Sub-Advisers for the Fund family.

	Investments in the Fund are not:

        * Deposits or obligations of any bank;
        * Guaranteed or endorsed by any bank; or
        * Federally insured by the Federal Deposit Insurance
          Corporation, the Federal Reserve Board
          or any other federal agency.

             INVESTMENT OBJECTIVES AND POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objectives. The Fund is an open-end, diversified management investment company.

The Fund invests, under normal circumstances, at least
80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Fund may not change the policy without providing shareholders at least 60 days' prior written notice.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS
------------------------------------------
The following are descriptions of the types of securities that may be purchased by the Fund.

(1) ASSET-BACKED SECURITIES. The Fund may invest in securities referred to as asset-backed securities. These securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. Asset-backed securities provide periodic payments that generally consist of both principal and interest payments that must be guaranteed by a letter of credit from an unaffiliated bank for a specified amount and time.

Asset-backed securities are subject to additional risks. These risks are limited to the security interest in the collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to a number of protections from the state and through federal consumer laws, many of which give the debtor the right to offset certain amounts of credit card debts and thereby reducing the amounts due. In general, these types of loans have a shorter life than mortgage loans and are less likely to have substantial prepayments.

(2) CASH EQUIVALENTS. The Fund may invest in cash equivalents. Cash equivalents include, but are not limited to, certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

     BANKERS ACCEPTANCES. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are "accepted" by foreign branches of major U.S. commercial banks.

     CERTIFICATES OF DEPOSIT. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time.
 They earn a specified rate of return and are normally negotiable.

     COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Investment Manager. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven (7) days.

Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

(3) REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction.
 The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(4) EURODOLLAR BONDS. The Fund may invest in Eurodollar bonds. Eurodollar bonds are bonds issued outside the U.S.
which are denominated in U.S. dollars.

     EUROPEAN CURRENCY UNIT BONDS. The Fund may invest in European Currency Unit Bonds. European Currency Unit Bonds are bonds denominated in European Currency Units ("ECU"s). An ECU is a basket of European currencies which contains the currencies of ten members of the European Community. It is used by members of the European Community to determine their official claims and debts. The ECU may fluctuate in relation to the daily exchange rates of its member's currencies.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may purchase or sell securities of foreign countries. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon price and date. The contract is usually between a bank and its customers. The contract may be denominated in U.S.

dollars or may be referred to as a "cross-currency" contract.
A cross-currency contract is a contract which is denominated in another currency other than in U.S. dollars.

In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of a Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than ninety (90) days.

Forward foreign currency contracts have additional risks.
It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

(5) FUTURES CONTRACTS. The Fund may, but is not required to, buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

     INTEREST RATE FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts. An interest rate futures contract is an agreement for the Fund to buy or sell fixed-income securities at a mutually agreed upon date and price. Interest rate futures contracts are often used to hedge against anticipated changes in the level of interest rates. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

(6) ILLIQUID SECURITIES, PRIVATE PLACEMENTS AND CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

(7) INVERSE FLOATING OBLIGATIONS. The Fund may invest up to 25% of its total assets in inverse floating obligations.
Inverse floating obligations, also referred to as residual interest bonds, are variable rate securities which have interest rates that decline when market rates increase and vice versa. They are typically purchased directly from the issuing agency.

There are additional risks associated with these obligations. They may be more volatile than fixed-rate securities, especially in periods where interest rates are fluctuating. In order to limit this risk, the Sub-Adviser(s) may purchase inverse floaters that have a shorter maturity or contain limitations on their interest rate movements.

(8) INVESTMENT COMPANY SECURITIES. The Fund may purchase shares of other investment companies to the extent permitted by the 1940 Act.

(9) MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities. Mortgage-related securities, also known as "pass-throughs," are certificates that are issued by governmental, government-related or private organizations. They are backed by pools of mortgage loans and provide investors with monthly payments.

There are additional risks associated with mortgage-related securities such as prepayment risk. Pools that are created by non-government issuers generally have a higher rate of interest than those pools that are issued by the government. This is because there is no guarantee of payment associated with non-government issuers. Although there is generally a liquid market for these investments, those certificates issued by private organizations may not be readily marketable. The value of mortgage-related securities depends on the level of interest rates, the coupon rates of the certificates and the payment history of the underlying mortgages of the pools. The following are types of mortgage-related securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMO"s). CMOs are obligations that are fully collateralized by a portfolio of mortgages or mortgage-related securities. There are different classes of CMOs, and certain classes have priority over others with respect to prepayment on the mortgages. Therefore, the Fund may be subject to greater or lesser prepayment risk depending on the type of CMOs in which the Fund invests.

Some mortgage-related securities have "Interest Only" or "IOs" where the interest goes to one class of holders and "Principal Only" or "POs" where the principal goes to a second class of holders. In general, the Fund treats IOs and POs as subject to the restrictions that are placed on illiquid investments, except if the IOs or POs are issued by the U.S. government.

     GNMA MORTGAGE PASS-THROUGH CERTIFICATES. The Fund may invest in GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes are undivided interests in a pool of mortgages insured by the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. They entitle the holder to receive all payments of principal and interest, net of fees due to GNMA and the issuer.
Payments are made to holders of Ginnie Maes whether payments are actually received on the underlying mortgages. This is because Ginnie Maes are guaranteed by the full faith and credit of the United States. GNMA has the unlimited authority to borrow funds from the U.S. Treasury to make payments to these holders. Ginnie Maes are highly liquid and the market for these certificates is very large.

     FNMA GUARANTEED MORTGAGE PASS-THROUGH CERTIFICATE.   The
Fund may invest in FNMA Mortgage Pass-Through Certificates
("Fannie Maes").    Fannie Maes are undivided interests in a
pool of conventional mortgages. They are secured by the first mortgages or deeds of trust on residential properties. There is no obligation to distribute monthly payments of principal and interest on the mortgages in the pool. They are guaranteed only by FNMA and do not receive the full faith and credit of the United States.

(10) MUNICIPAL BONDS. The Fund may invest in three types of municipal bonds: General obligation bonds, Revenue bonds and Industrial development bonds. General obligation bonds are bonds issued by states, counties, cities towns and regional districts. The proceeds from these bonds are used to fund municipal projects. Revenue bonds are bonds that receive net revenues from a particular facility or other specific source. Industrial development bonds are considered to be municipal bonds if the interest paid on these bonds is exempt from federal taxes. They are issued by public authorities and are used to raise money to finance public and privately owned facilities for business, manufacturing and housing.

(11)  OBLIGATIONS OF DOMESTIC AND FOREIGN BANKS.  The
Fund may enter into obligations of domestic and foreign banks.
 Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(12)  OPTION CONTRACTS.

     DEALER OPTIONS. The Fund may use Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub-Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

     PUTS AND CALLS. The Fund may buy puts and calls on individual bonds and on interest rate futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

(13) SECURITIES LENDING. The Fund may make secured loans of its securities amounting to not more than 331/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent.

The Fund retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

(14) SEGREGATED ACCOUNTS. The Fund will establish a segregated account with its custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

(15)  SHORT SALES.  The Fund may enter into short sales.
A Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

(16) U.S. TREASURY SECURITIES. The Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

     ADDITIONAL U.S. GOVERNMENT SECURITIES. The Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, the Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(17)  VARIABLE RATE SECURITIES.    The Fund may invest in
variable rate securities. Variable rate securities are debt securities which do not have a fixed coupon rate. The amount of interest to be paid to the holder is typically contingent on another rate ("contingent security") such as the yield on 90-day Treasury bills. Variable rate securities may also include debt securities which have an interest rate which resets in the opposite direction of the rate of the contingent security.

(18) WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUND
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

At the time the Fund invests in taxable commercial paper, the issuer must have an outstanding debt rated A-1 or higher by Standard & Poor's Ratings Group ("S&P") or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") (or a similar rating by any nationally recognized statistical rating organization). If no such ratings are available, the investment must be of comparable quality in the opinion of the Investment Manager or the Sub-Adviser(s).

LOWER-RATED DEBT SECURITIES
---------------------------
The Fund may invest in debt securities that are rated Bb by S&P or Ba by Moody's (or a similar rating by any nationally recognized statistical rating organization) or lower. Such securities are frequently referred to as "junk bonds." Junk bonds are more likely to react to market developments affecting market and credit risk than more highly rated debt securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     The Fund may NOT:
                  ---
(1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2)  Borrow money, except (i) in amounts not to exceed 33
1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions,
(ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell physical commodities, except that the Fund may purchase or sell options and futures contracts thereon.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements and (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). Such concentration may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this restriction.

(8) Purchase from or sell portfolio securities to its officers, trustees or other "interested persons" (as defined in the l940 Act) of the Fund, including its portfolio managers and their affiliates, except as permitted by the l940 Act.

Unless otherwise provided, for purposes of investment restriction (7) above, relating to industry concentration, the term "industry" shall be defined by reference to the SEC
Industry Codes set forth in the Directory of Companies
Required to File Annual Reports with the Securities and
Exchange Commission.

TEMPORARY DEFENSIVE POSITION
----------------------------
The Fund may, at the discretion of its Sub-Adviser(s), invest up to 100% of its assets in cash for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER
------------------
Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

                    TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed for cause by the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

INDEPENDENT TRUSTEES
--------------------



                POSITION(S) HELD   PRINCIPAL      NUMBER OF          OTHER
                WITH FUND AND      OCCUPATIONS  FUNDS IN FUND     DIRECTORSHIPS
                LENGTH OF TIME     DURING PAST  COMPLEX OVERSEEN    HELD BY
NAME AND AGE        SERVED          5 YEARS         BY TRUSTEE   TRUSTEE/OFFICER
------------    ----------------   -----------  ---------------- ---------------
Jack W. Aber    Trustee            Professor of       22         Director of
DOB:  9/9/37    since 2002         Finance,                      Appleton
                                   Boston                        Growth Fund
                                   University
                                   School of
                                   Management
                                  (1972-Present)

--------------------------------------------------------------------------------
William E.      Trustee           President and       22         None

Chapman, II     since 2002        Owner, Longboat
DOB: 9/23/41                      Retirement
                                  Planning
                                  Solutions
                                  (1998-Present);
                                  Hewitt
                                  Associates,
                                  LLC (part time)
                                  (provider of
                                  Retirement and
                                  Investment
                                  Education
                                  Seminars);
                                  President,
                                  Retirement
                                  Plans Group,
                                  Kemper Funds
                                  (1990-1998)
--------------------------------------------------------------------------------
Edward J.       Trustee           Partner,            22         None
Kaier           since 2002        Hepburn
DOB: 9/23/45                      Willcox
                                  Hamilton &
                                  Putnam (1977-
                                  Present)
--------------------------------------------------------------------------------
Madeline H.     Trustee                               14         None
McWhinney       since 2002        Member,
DOB: 3/11/22                      Investment
                                  Committee, New
                                  Jersey Supreme
                                  Court (1990-
                                  Present);
                                  Member,
                                  Advisory Board
                                  on Professional
                                  Ethics, New
                                  Jersey Supreme
                                  Court (1983-
                                  1998);
                                  President,
                                  Dale, Elliott
                                  & Company, Inc.
                                  (Management
                                  Consultant)
                                  (1977-1994)
-------------------------------------------------------------------------------
                            11

Steven J.        Trustee          Executive Vice      14         None
Paggioli         since 2002       President,
DOB: 4/3/50                       Secretary and
Director,                         Investment
                                  Company
                                  Administration,
                                  LLC (1990-Present);
                                  Trustee,
                                  Professionally
                                  Managed
                                  Portfolios,
                                  (1991-Present);
                                  Consultant,
                                  formerly
                                  Executive Vice
                                  President and
                                  Director, The
                                  Wadsworth Group
                                  (1986-2001); Vice
                                  President,
                                  Secretary and
                                  Director, First
                                  Fund Distributors,
                                  Inc. (1991-2001)
--------------------------------------------------------------------------------
Eric Rakowski     Trustee         Professor,         22          None
DOB: 6/5/58       since 2002      University of
                                  California at
                                  Berkeley
                                  School of Law
                                  (1990-Present);
                                  Visiting Professor,
                                  Harvard Law
                                  School (1998-
                                  1999)
--------------------------------------------------------------------------------
Thomas R.          Trustee        Professor of       14          None
Schneeweis         since 2002     Finance,
DOB: 5/10/47                      University of
                                  Massachusetts
                                  (1985-Present);
                                  Managing
                                  Director,
                                  CISDM at the
                                  University of
                                  Massachusetts,
                                  (1994-Present);
                                  President and
                                  Chief Executive
                                  Officer,
                                  Schneeweis
                                  Partners, LLC
                                  (2001-Present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEES (1)
-----------------------



                POSITION(S) HELD   PRINCIPAL        NUMBER OF        OTHER
                WITH FUND AND      OCCUPATIONS   FUNDS IN FUND     DIRECTORSHIPS
                LENGTH OF TIME     DURING PAST   COMPLEX OVERSEEN    HELD BY
NAME AND AGE        SERVED          5 YEARS         BY TRUSTEE   TRUSTEE/OFFICER
------------    ----------------   -----------  ---------------- ---------------
Sean M. Healey    Trustee          President and        22            None
DOB: 5/9/61       since 2002       Chief Operating
                                   Officer,
                                   Affiliated
                                   Managers
                                   Group, Inc.
                                   (1999-Present);
                                   Director,
                                   Affiliated
                                   Managers Group,
                                   Inc. (2001-
                                   Present);
                                   Executive Vice
                                   President,
                                   Affiliated
                                   Managers Group,
                                   Inc. (1995-
                                   1999); Vice
                                   President,
                                   Goldman, Sachs &
                                   Company (1987-
                                   1995)
--------------------------------------------------------------------------------
Peter M.          Trustee          President and        22            None
Lebovitz          since 2002,      Chief Executive
DOB: 1/18/55      President        Officer, The
                  since 2002       Managers Funds
                                   LLC (1999-
                                   Present);
                                   President,
                                   Managers
                                   Distributors,
                                   Inc. (2000-
                                   Present);
                                   Director of
                                   Marketing, The
                                   Managers Funds,
                                   LP (1994-1999);
                                   Director of
                                   Marketing,
                                   Hyperion Capital
                                   Management, Inc.
                                   (1993-1994);
                                   Senior Vice
                                   President,
                                   Greenwich Asset
                                   Management, Inc.
                                   (1989-1993)
--------------------------------------------------------------------------------

OFFICERS
--------


                               POSITION(S) HELD            PRINCIPAL
                                 WITH FUND AND            OCCUPATIONS
                                 LENGTH OF TIME           DURING PAST
NAME AND AGE                         SERVED                 5 YEARS
------------                    ----------------          -----------
Donald S. Rumery                   Treasurer           Director, Finance and
DOB: 5/29/58                       since 2002          Planning, The Managers
                                                       Funds LLC, (1994-
                                                       Present); Treasurer and
                                                       Chief Financial Officer,
                                                       Managers Distributors,
                                                       Inc. (2000-Present);
                                                       Treasurer, The Managers
                                                       Funds (10 portfolios);
                                                       Secretary and Treasurer
                                                       of Managers Trust I (1
                                                       portfolio) and Managers
                                                       Trust II (3 portfolios)
--------------------------------------------------------------------------------
Galan G. Daukas                  Chief Financial       Chief Operating Officer, The
DOB:  10/24/63                   Officer since 2002    Managers Funds LLC (2002-
                                                       Present); Chief Operating
                                                       Officer and Chairman of the
                                                       Management Committee, Harbor
                                                       Capital Management Co., Inc.
                                                       (2000-2002); Chief Operating
                                                       Officer, Fleet Investment
                                                       Advisors (1992-2000)
--------------------------------------------------------------------------------

----------------------
1   Mr. Healey is an interested person of the Trust within the meaning of the
1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

TRUSTEE SHARE OWNERSHIP
-----------------------


                          Dollar Range of Equity       Aggregate Dollar Range
                          Securities in the Fund       of Equity Securities in
                          Beneficially Owned as of     All Registered Investment
                          December 31, 2001 (1)        Companies Overseen by
                                                       Trustee in Family of
                                                       Investment Companies (2)
                                                       Beneficially Owned as of
                                                       December 31, 2001
--------------------------------------------------------------------------------
Independent Trustees:
--------------------
Jack W. Aber                      None                 $50,001 to $100,000
William E. Chapman, II            None                     Over $100,000
Edward J. Kaier                   None                     Over $100,000
Madeline H. McWhinney             None                 $50,001 to $100,000
Steven J. Paggioli                None                     Over $100,000
Eric Rakowski                     None                     $1 to $10,000
Thomas R. Schneeweis              None                         None
--------------------------------------------------------------------------------
Interested Trustees:
-------------------
Sean M. Healey                    None                 $50,001 to $100,000
Peter M. Lebovitz                 None                 Over $100,000
--------------------------------------------------------------------------------

(1)  The Fund commenced operations on December ___, 2002.

(2)  The Family of Investment Companies consists of The
     Managers Funds, Managers AMG Funds, Managers Trust I, and Managers Trust II.

AUDIT COMMITTEE
---------------
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants and
(e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

TRUSTEES' COMPENSATION
----------------------


                                                                       Total Compensation
                                                                       from the Aggregate
                            Aggregate                                    Funds and the
Name of                   Compensation	      Aggregate Compensation      Fund Complex
Trustee	                 from the Fund(a)        From the Trust (a)     Paid to Trustees (b)
-------                  -------------------   ---------------------    -------------------
Independent Trustees:
----------------------
Jack W. Aber                  $44                    $29,000                  $29,044
William E. Chapman, II         44                     28,500                   28,544
Edward J. Kaier                44                     29,000                   29,044
Madeline H. McWhinney          44                     28,500                   28,544
Steven J. Paggioli             44                     24,500                   24,544
Eric Rakowski                  44                     24,500                   24,544
Thomas R. Schneeweis           44                     24,500                   24,544

Interested Trustees:
--------------------
Sean M. Healey                None                     None                      None
Peter M. Lebovitz             None                     None                      None


---------------------------
(a) Compensation is estimated for the Fund's fiscal year ended March 31, 2003.

(b) Total compensation includes estimated compensation to be paid during the 12-month period ended March
     31, 2003 for services as Trustees of The Managers
     Funds, Managers AMG Funds, Managers Trust I and/or Managers Trust II.

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS
---------------
As of [December ___, 2002], through its ownership of 100% of the shares of the Fund, Affiliated Managers Group, Inc. ("AMG") "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person that "controls" the Fund could have effective voting control over the Fund. No other person or entity owned shares of the Fund.

PRINCIPAL HOLDERS OF SECURITIES
-------------------------------
As of [December ___, 2002], no persons or entities owned more than 5% of the outstanding shares of the Fund.

MANAGEMENT OWNERSHIP
--------------------
As of [December ___, 2002], all management personnel
(i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

               MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER AND SUB-ADVISER
----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC serves as investment manager to the Fund pursuant to the Fund Management Agreement (the "Fund Management Agreement"). Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, serves as the distributor of the Fund. The Managers Funds LLC is a subsidiary of AMG which serves as the Managing Member of The Managers Funds LLC. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965.

The assets of the Fund are managed by a Sub-Adviser or a team of Sub-Advisers selected by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager also serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Sub-Advisers for individuals and institutional investors.

The Investment Manager recommends Sub-Advisers for the
Trust to the Trustees based upon continuing quantitative and qualitative evaluation of the Sub-Adviser's skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Fund benefits from independent asset manager specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Investment Manager does not expect to make frequent changes of Sub-Advisers.

The Investment Manager allocates the assets of the Fund among the Sub-Adviser(s) selected for the Fund. The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related recordkeeping services. However, a Sub-Adviser or its affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the Securities and Exchange Commission.

A Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates. The Investment Manager enters into an advisory agreement with each Sub-Adviser known as a "Sub-Advisory Agreement."

The Sub-Adviser(s) to the Fund is set forth below. The information has been supplied by the respective Sub-
Adviser(s).

  *  [Sub-adviser name]

[Sub-adviser firm information to be added by amendment]

[Portfolio manager biography to be added by amendment]

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISERS
---------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Fund Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid quarterly based on the average daily net assets that the Sub-Adviser manages. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

FEE WAIVERS AND EXPENSE LIMITATIONS
-----------------------------------
The Investment Manager has contractually agreed to limit total annual Fund operating expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.99% through at least August 1, 2004, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers Trust II" in the Prospectus for further information. The Investment Manager may waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds.

CAPITAL STRUCTURE
-----------------
Managers Trust II is a Massachusetts business trust.
Managers Trust II was organized under an Agreement and Declaration of Trust dated October 3, 1991 (under the name
Smith Breeden Series Fund). A copy of the Agreement, which is governed by Massachusetts law, is on file with the Secretary of the Commonwealth of Massachusetts.

The Trustees have the authority to issue shares in an unlimited number of series of the Trust. The Fund's shares may be further divided into classes. The assets and liabilities of the Fund will be separate and distinct. All shares when issued are fully paid, non-assessable and redeemable, and have equal voting, dividend and liquidation rights.

Shareholders of the Fund of the Trust will vote together in electing the Trust's Trustees and in certain other matters. Shareholders should be aware that the outcome of the election of trustees and of certain other matters for their trust could be controlled by the shareholders of another fund. The shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of the trustees can elect 100% of the Trustees if they choose to do so.

The Trust is not required to hold annual meetings of its shareholders. However, shareholders of the Trust have the right to call a meeting to take certain actions as provided in the Declaration of Trust. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider such actions, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. This is not the case for a Massachusetts business corporation. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both (i) any liability was greater than the Fund's insurance coverage and (ii) the Fund itself was unable to meet its obligations.

FUND MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund pursuant to the Fund Management Agreement. The Fund Management Agreement permits the Investment Manager to, from time to time, engage one or more Sub-Advisers to assist in the performance of its services. Pursuant to the Fund Management Agreement, the Investment Manager has entered into Sub-Advisory Agreements with each Sub-Adviser selected for the Fund of the Trust.

The Fund Management Agreement and the Sub-Advisory
Agreements provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually by the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Fund Management Agreement and the Sub-Advisory Agreements may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Fund Management Agreement and the Sub-Advisory Agreements terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Fund Management Agreement provides that the
Investment Manager is specifically responsible for:

  * supervising the general management and investment of the assets and securities portfolio of the Fund;

  * providing overall investment programs and strategies for the Fund;

  *  selecting and evaluating the performance of Sub-
     Advisers for the Fund and allocating the Fund's assets among these Sub-Advisers;

  * providing financial, accounting and statistical information required for registration statements and reports with the Securities and Exchange
     Commission; and

  * providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

The Fund pays all expenses not borne by the Investment
Manager or Sub-Adviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

Each Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate a Sub-Adviser to acquire for the Fund a position in any investment which any of a Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Sub-Adviser(s) makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a methodology considered equitable by a Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------------------
[To be provided by amendment.]

CODE OF ETHICS
--------------
The Trustees have adopted a Code of Ethics under Rule
17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the joint code of ethics of the Investment Manager and the Distributor (applicable to "access persons" of the Trust that are also employees of the Investment Manager and/or the Distributor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within the Fund. [The Sub-Adviser has adopted a Code of Ethics regarding personal investing by its personnel pursuant to Rule 17j-1 under the 1940 Act.]

ADMINISTRATIVE SERVICES DISTRIBUTION ARRANGEMENTS
-------------------------------------------------
Under an Administration and Shareholder Servicing
Agreement between the Trust and the Investment Manager, the Investment Manager also serves as Administrator (the "Administrator") of the Trust. Managers Distributors, Inc. ("MDI") acts as the Distributor in connection with the offering of the Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares. Fund shares are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay MDI 0.25% of the average daily net assets of the Fund. MDI will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer shares of the Fund to their clients through proprietary mutual fund "supermarkets" and similar platforms.

The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually
(i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN
---------
The Bank of New York (the "Custodian"), 100 Church
Street, New York, New York, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc., a subsidiary of
State Street Bank and Trust Company, P.O. Box 8517, Boston, Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Fund. PFPC Brokerage Services, P.O. Box 61487, King of Prussia, Pennsylvania 19406-0897, is the sub-transfer agent for the ManagersChoice asset allocation accounts.

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

            BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisory Agreement(s) provide that the Sub-Adviser(s) place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. A Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, a Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. Each Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. A Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which a Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay its expenses. Consistent with its policy and principal objective of seeking best price and execution, each Sub-Adviser may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by a Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by a Sub-Adviser.

The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services. Generally, a Sub-Adviser does not provide any services to the Fund except portfolio investment management and related recordkeeping services. The Investment Manager has directed the Sub-Adviser(s) to employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

           PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in circumstances as described in the current Prospectus.
Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust before the close of business of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with the Investment Manager, will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of the Trust. The 15-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES
----------------
Any redemption orders received by the Trust before the close of regular trading on the New York Stock Exchange
(usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of regular trading on that Business Day.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows:
(i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES
------------------
An investor may exchange shares of the Fund into shares of any other series of the Trust without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Trust's minimum investment amount. Shareholders should read the current Prospectus of the series of the Trust they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of the Trust and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of the Trust will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE
---------------
The Fund computes its net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of the Fund is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The Fund declares and pays dividends and distributions as described in the current Prospectus. If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the check to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

                     CERTAIN TAX MATTERS

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

FEDERAL INCOME TAXATION OF FUNDS-IN GENERAL
-------------------------------------------
The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS
----------------------------------
     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elect to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     OPTIONS AND FUTURES TRANSACTIONS. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

     HEDGING TRANSACTIONS. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When a Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of a Fund's securities and conversion of short-term capital losses into long-term capital losses. A Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

     TAX IMPLICATIONS OF CERTAIN INVESTMENTS. Certain of the Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding the Fund and investors in the shares.

FEDERAL INCOME TAXATION OF SHAREHOLDERS
---------------------------------------
Ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will be taxed as ordinary income to such shareholders. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains on
qualified 5-year property were enacted by the Taxpayer Relief Act of 1997 to take effect in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including
mutual funds) held more than 5 years.   For individuals and
trusts in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 30% for 2002 and 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of that Fund's shares unless IRS Form W8-BEN or W8-IMY as appropriate is provided.
Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

FOREIGN TAXES
-------------
The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income.
 It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of such a Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

TAX-EXEMPT INVESTORS
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in the Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

STATE AND LOCAL TAXES
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION
--------------
The Fund is a series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


                     PERFORMANCE DATA

Because the Fund is new, there is no performance data.

Yield
-----
The Fund may advertise performance in terms of a 30-day yield quotation. Yield refers to income generated by an investment in the Fund during the previous 30-day (or one-month) period. The 30-day yield quotation is computed by dividing the net investment income per share on the last day of the period, according to the following formula:

             Yield = 2[((a-b)/(cd) + 1)6 - 1]

In the above formula

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends d = maximum offering price per share on the last day of the period

The figure is then annualized. That is, the amount of income generated during the 30-day (or one-month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. A Fund's yield figures are based on historical earnings and are not intended to indicate future performance.

AVERAGE ANNUAL TOTAL RETURN
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

T   = average annual total return
n   = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the current Prospectus on the reinvestment dates during the period.

Because the Fund is new, there is not Average Annual
Total Return data.

AFTER TAX AND CUMULATIVE RETURNS
--------------------------------
Average Annual Total Return (after taxes on distributions).
The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                        P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of
$1,000

T    = average annual total return (after taxes on
       distributions)
n    = number of years
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Because the Fund is new, there is no Average Annual Total
Return data.

Average Annual Total Return (after taxes on distributions and redemptions). The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                        P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of
$1,000

T     = average annual total return (after taxes on
        distributions and redemption)
n     = number of years
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return
(after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phase-outs of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Because the Fund is new, there is no Average Annual
Total Return data.

     CUMULATIVE TOTAL RETURN. The Fund may also advertise cumulative total return (the actual change in value of an investment in a Fund assuming reinvestment of dividends and capital gains).

PERFORMANCE COMPARISONS
-----------------------
The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparis on must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper"), Morningstar, Inc., ("Morningstar") and IBC Money Fund Report ("IBC"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Composite Stock Price Index, the Merrill Lynch 6-Month Treasury Bill Index and the Salomon Smith Barney Mortgage Index.

CURRENT DISTRIBUTION RATE
-------------------------
Yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which will be paid to a Fund's shareholders. Amounts paid to shareholders are reflected in the quoted "current distribution rate." The current distribution rate is computed by dividing the total amount of dividends, excluding long-term capital gains, per share paid by a Fund during the past twelve months by its current net asset value. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains and net equalization credits and is calculated over a different period of time.

VOLATILITY
----------
Occasionally statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare fund net asset value or performance relative to a market index. One measure of volatility is beta. The ratio of the expected excess return on the Fund to the expected excess return on the market index is called beta. Equity funds commonly use the S&P 500 as their market index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less that 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

A statistic often used by sophisticated institutional investors when comparing the relative performance of portfolios is the Sharpe Ratio. This statistic is the Fund's excess return
(relative to T-Bills) divided by the standard deviation of its returns.

COMPARISONS AND ADVERTISEMENTS
------------------------------
To help investors better evaluate how an investment in the Fund might satisfy their objective, advertisements regarding either of the Fund may discuss various measures of the Fund's performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

a) Lipper-Mutual Fund Performance Analysis, Lipper-Fixed
Income Analysis, and Lipper-Mutual Fund Indices - measures total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

b) CDA Mutual Fund Report, published by CDA Investment
Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

c) Mutual Fund Source book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for equity and fixed income funds.

d) Financial publications: Barron's, Business Week,
Changing Times, Financial World, Forbes, Fortune, and
Money magazines - rate fund performance over specified time periods.

e) Consumer Price Index (or Cost Of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

g) Saving's and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

h) Salomon Brothers Broad Bond Index - measures yield, price, and total return for Treasury, Agency, Corporate, and Mortgage bonds. All issues mature in one year or more and have at least $50 million outstanding, with the exception of mortgages. The entry criteria for mortgage issues is $200 million for each coupon.

i) Salomon Brothers Mortgage Index - measures only the mortgage component of the Salomon Brothers Broad Bond
Index.

j) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for Long-Term High Yield Index, Intermediate
Term High Yield Index, and Long-Term Utility High Yield
Index.

k) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee bonds.

l) Lehman Brothers Government/Corporate Bond Index

m) Standard & Poor's Bond Indices - measure yield and price of Corporate, Municipal, and Government bonds.

n) Other taxable investments including certificates of deposit (CD's), money market deposit accounts (MMDA's), checking accounts, savings accounts, money market mutual funds, repurchase agreements, and government securities.

o) Historical data supplied by the research departments of Lehman Brothers, First Boston Corporation, Morgan
Stanley, Salomon Brothers, Merrill Lynch, Goldman
Sachs, Prudential Securities and Donaldson Lufkin and
Jenrette.

p) IBC's Money Fund Report - industry averages for 7-day annualized and compounded yields of taxable, tax-free and government money funds.

q) Total returns and yields for Treasury Securities and fixed income indices as published by Ryan Laboratories or other suppliers.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical, and in some cases is very different, to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to such other averages.

Shareholders should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any period should not be considered as a representation of what an investment may earn or what a shareholder's yield or total return may be in any future period.

Shareholders should also note that although the Fund believe that there are substantial benefits to be realized by investing in its shares, such investments also involve certain risks.

ADDITIONAL INFORMATION
----------------------
This Statement of Additional Information and the current Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional
Information and the current Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the current Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The current Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


                DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S AND
                   MOODY'S INVESTORS SERVICE, INC.


                          STANDARD & POOR'S
                          -----------------
AAA
---
  An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
---
  An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
---
  An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
---
  An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
---
  An obligation rated 'BB' is less vulnerable to nonpayment that other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
---
  An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
---
  An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
---
  An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
---
  A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
---
  An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r
---
  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage scurities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
---
  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                     MOODY'S INVESTORS SERVICE, INC.
                     -------------------------------
Aaa
---
  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally Strong position of such issues.

Aa
---
  Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
---
  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
---
  Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
---
  Bonds which are rated Ba are judged to have speculative elements;
  their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
---
  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
---
  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
---
  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
---
  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier I indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PART C.  OTHER INFORMATION
--------------------------

ITEM 23.     EXHIBITS.
-------      ----------
(a)          Amended and Restated Declaration of Trust dated
             June 1, 1992.  (i)
(b)          By-Laws dated October 3, 1991.  (i)
(c)          Instruments Defining Rights of Security
             Holders:  incorporated by reference
(d)(i)       Fund Management Agreement between The Managers
             Funds LLC and The Managers Trust II dated
             August 1, 2000.  (ii)
(d)(ii)      Sub-Advisory Agreement between The Managers
             Funds LLC and Smith Breeden Associates, Inc.
             dated August 1,2000.  (ii)
(d)(iii)     Sub-Advisory Agreement between The Managers
             Funds LLC and _______________ dated
             _________, 2002.  (To be filed by amendment)
(e)          Form of Distribution Agreement between Managers
             Distributors, Inc. and The Managers Trust II. (ii)(iii)
(f)          Not Applicable.
(g)          Custodian Contract between State Street Bank
             and Trust Company and The Managers Trust II
             dated August 1, 2000.  (ii)
(h)(i)       Other Material Contracts: Administration and
             Shareholder Services Agreement dated August 1,
             2000.  (ii)
(h)(ii)	     Transfer Agency and Service Agreement between
             The Managers Trust II and State Street Bank and
             Trust Company dated August 1, 2000.  (ii)
(i)(i)       Legal Opinion (Short Duration Government Fund
             and Intermediate Duration Government Fund).
             incorporated by reference
(i)(ii)	     Legal Opinion (Total Return Bond Fund). (To be
             filed by amendment)
(j)          Not Applicable.
(k)          Not Applicable.
(l)          Initial Capital Agreements: incorporated by reference.
(m)          Not applicable.
(n)	     Not applicable.
(o)(i)	     Code of Ethics of the Managers Trust II
             effective August 1, 2000.  (ii)
(o)(ii)      Code of Ethics of The Managers Funds LLC and
             Managers Distributors, Inc adopted June, 2000 and
             March 1, 2001.  (ii)(iii)
(o)(iii)     Code of Ethics of Smith Breeden Associates, Inc
             adopted as of October 22, 1992 and
	     revised as of April 30, 2000.  (ii)
(o)(iv)	     Code of Ethics of _________________________
             adopted as of _________________.  (To be filed by amendment)
(p)          Power of Attorney dated June 2, 2000.  (ii)
(p)(ii)      Power of Attorney dated October 18, 2002

--------------------------------------------------------------------------
(i)          Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 	033-43089;
             811-06431 (filed May 31, 1995).

(ii)         Filed as an exhibit to the Registrant's Registration
             Statement on Form N-1A, Registration Nos. 033-43089;
             811-06431 (filed August 1, 2000).

(iii)        Filed as an exhibit to the Registrant's
             Registration Statement on Form N-1A, Registration Nos.
             033-43089; 811-06431 (filed August 1, 2001).

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------      -------------------------------------------------------------
             None.
                             1

ITEM 25.     INDEMNIFICATION.
-------      ---------------
             Reference is made to Article IV, Sections 4.2
             and 4.3 of Registrant's Declaration of Trust
             (Exhibit 1(a)) with respect to indemnification
             of the Trustees and officers of Registrant
             against liabilities which may be incurred by
             them in such capacities.  Insofar as
             indemnification for liability arising under the
             Securities Act of 1933, as amended (the "Act"),
             may be permitted to directors, officers and
             controlling persons of the Registrant pursuant
             to the foregoing provisions, or otherwise, the
             Registrant has been advised that, in the
             opinion of the Securities and Exchange
             Commission ("SEC"), such indemnification is
             against public policy as expressed in the act,
             and is, therefore, unenforceable.  In the event
             that a claim for indemnification against such
             liabilities (other than the payment by the
             Registrant of expenses incurred or paid by a
             Trustee, an officer or a controlling person of
             the Registrant in the successful defense of any
             action, suit or proceeding) is asserted by such
             Trustee, officer or controlling person in
             connection with the securities being
             registered, the Registrant will, unless in the
             opinion of its counsel the matter has been
             settled by controlling precedent, submit to a
             court of appropriate jurisdiction the question
             whether such indemnification by it is against
             public policy as expressed in the act and will
             be governed by the final adjudication of such
             issue.  Each disinterested Trustee has entered
             into an Indemnity Agreement with the adviser
             whereby the adviser indemnifies each
             disinterested Trustee against defense costs in
             connection with a civil claim which involves
             the Trustee by virtue of his position with the
             fund.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
--------     ----------------------------------------------------
             The Managers Funds LLC, a registered investment
             adviser, serves as investment adviser to the
             Trust.  The Managers Funds LLC is a subsidiary
             of Affiliated Managers Group, Inc. ("AMG") and
             a wholly owned subsidiary of AMG serves as its
             managing member.  The Managers Funds LLC serves
             exclusively as an investment adviser to and
             distributor of shares of investment companies
             registered under the 1940 Act. The business and
             other connections of the Officers and Directors
             of the Managers Funds LLC, are listed in
             Schedules A and D of its ADV Form as currently
             on file with the commission, the text of which
             schedules are hereby incorporated herein by
             reference.  The file number of said ADV Form is
             801-56365.

             The Managers Funds LLC has hired a subadviser for each fund of the Trust. The business and other connections of the officers and directors of the sub-adviser are listed in their respective Schedules A and D of its ADV Form as currently on file with the commission, the text of which schedules are hereby incorporated herein by reference. The Subadviser for Short
             Duration Government Fund and Intermediate
             Duration Government Fund is Smith Breeden
             Associates, Inc, whose ADV Form file number is 801-17567. The Subadviser for Total Return
             Bond Fund is _______________________, whose ADV
             Form file number is ____-_______.

ITEM 27.     PRINCIPAL UNDERWRITERS.
-------      ----------------------
(a)          Managers Distributors, Inc. acts as principal
             underwriter for the Registrant.  Managers
             Distributors, Inc. also acts as principal
             underwriter for Managers AMG Funds.  The
             Managers Funds and Managers Trust I.
(b)          (b) The following information relates to the
             directors, officers and partners of Managers
             Distributors, Inc.:
                             2

             Name and Principal      Positions and Offices      Positions and
             Business Address        with Underwriter           Offices with Fund
             --------------------    -----------------------    --------------------
             Nathaniel Dalton              Director                     None
             c/o Affiliated Managers
  	     Group, Inc.
             600 Hale Street
             Prides Crossings, MA 01965

             Daniel J. Shea                Director                     None
             c/o Affiliated Managers
             Group, Inc.
             600 Hale Street
             Prides Crossings, MA 01965

             John Kingston, III             Director                    None
             c/o Affiliated Managers     and Secretary
             Group, Inc.
             600 Hale Street
             Prides Crossings, MA 01965

             Peter M. Lebovitz              President                Trustee and
             c/o The Managers Funds LLC                               President
             40 Richards Avenue
             Norwalk, Connecticut 06854

             Donald S. Rumery               Treasurer               Secretary and
             c/o The Managers Funds LLC                                Treasurer
             40 Richards Avenue
             Norwalk, Connecticut 06854

(c)          Not applicable.

ITEM 28.     LOCATIONS OF ACCOUNTS AND RECORDS.
-------      ---------------------------------
             The accounts, books or other documents required
             to be maintained by Section 31(a) of the
             Investment Company Act of 1940 and the rules
             thereunder will be kept by the Registrant at
             the following offices:

(1)          At the offices of the Registrant at 40 Richards
             Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York,
             100 Church Street New York, New York 10005 and at the offices of Boston Financial Data
             Services, Inc. 1776 Heritage Drive, North
             Quincy, Massachusetts 01171.

(2)          Smith Breeden Associates, Inc., 100 Europa
             Drive, Suite 200, Chapel Hill, NC 27514

(3)          [Sub-Adviser to be provided by amendment.]

ITEM 29.     MANAGEMENT SERVICES.
--------     -------------------
             There are no management-related service
             contracts other than the Fund Management
             Agreement relating to management services
             described in Parts A and B.

ITEM 30.     UNDERTAKINGS.
-------      ------------

(a) The Registrant previously has undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment
             Company Act of 1940 relating to shareholder communications.

(b)          The Registrant hereby undertakes to furnish to
             each person to whom a prospectus is delivered a
             copy of the Registrant's latest annual report
             to shareholders upon request and without
             charge.
                                  3

Exhibit (p)(ii)

                         POWER OF ATTORNEY
                         -----------------


KNOW ALL MEN BY THESE PRESENTS, that Galan G. Daukas whose signature appears below hereby nominates, constitutes and appoints Peter M. Lebovitz and Donald S. Rumery (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all capacities, to make, execute and sign all amendments and supplements to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of Managers Trust II
(the "Fund"), and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the Fund, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned himself might or could do.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 18th day of October, 2002.


Signature                       Title


/s/ Galan G. Daukas             Principal Financial Officer
-------------------
Galan G. Daukas

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 18th day of October, 2002.


                            MANAGERS TRUST II


                            --------------------------
                            BY:  /s/ Donald S. Rumery
                            Donald S. Rumery
                            Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title               Date
--------------------        --------------      -------------

     *
--------------------
Jack W. Aber                Trustee             October 18, 2002


     *
--------------------
William E. Chapman, II      Trustee             October 18, 2002


     *
--------------------
Sean M. Healey              Trustee             October 18, 2002


     *
--------------------
Edward J. Kaier             Trustee             October 18, 2002


     *
--------------------
Eric Rakowski               Trustee             October 18, 2002


     *
--------------------
Steven J. Paggioli          Trustee             October 18, 2002


     *
--------------------
Madeline H. McWhinney       Trustee             October 18, 2002


     *
--------------------
Thomas R. Schneeweis        Trustee             October 18, 2002


     *
--------------------
Peter M. Lebovitz           Trustee, President  October 18, 2002
                            and Principal
                            Executive Officer
     *
--------------------
Galan G. Daukas             Principal           October 18, 2002
                            Financial Officer

/s/ Donald S. Rumery
--------------------
Donald S. Rumery            Treasurer,          October 18, 2002
                            Principal
                            Accounting Officer

/s/ Donald S. Rumery
--------------------
*By Donald S. Rumery pursuant to Power of Attorney.
